Significant Accounting Policies - Average Service Lives and Depreciation and Amortization Rates (Detail)	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average Service Life, Intangible assets	10 years
Annual rate of amortization, Intangible assets	10.00%
Annual average rate of amortization, Intangible assets	10.00%
Transmission [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average Service Life, Property, plant and equipment	56 years
Annual average rate of depreciation and amortization, Property, plant and equipment	2.00%
Distribution [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average Service Life, Property, plant and equipment	46 years
Annual average rate of depreciation and amortization, Property, plant and equipment	2.00%
Communication [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average Service Life, Property, plant and equipment	16 years
Annual average rate of depreciation and amortization, Property, plant and equipment	6.00%
Administration and Service [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average Service Life, Property, plant and equipment	18 years
Annual average rate of depreciation and amortization, Property, plant and equipment	7.00%
Minimum [Member] | Transmission [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, Property, plant and equipment	1.00%
Minimum [Member] | Distribution [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, Property, plant and equipment	1.00%
Minimum [Member] | Communication [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, Property, plant and equipment	1.00%
Minimum [Member] | Administration and Service [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, Property, plant and equipment	1.00%
Maximum [Member] | Transmission [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, Property, plant and equipment	3.00%
Maximum [Member] | Distribution [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, Property, plant and equipment	7.00%
Maximum [Member] | Communication [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, Property, plant and equipment	15.00%
Maximum [Member] | Administration and Service [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, Property, plant and equipment	20.00%